Equipment (Table)	12 Months Ended
Dec. 31, 2017
Equipment Table
Schedule of equipment
		Field	Leasehold	Office Furnishings
	Building	Equipment	Improvements	and Equipment	Total
Cost:
Balance, December 31, 2015	$7	$17	$-	$9	$33
Disposition of subsidiary (Note 7(a)(ii))	(8)	(18)	-	(1)	(27)
Foreign currency translation adjustment	1	1	-	-	2
Balance, December 31, 2016	-	-	-	8	8
Acquisitions	-	-	90	31	121
Write-off	-	-	-	(8)	(8)
Balance, December 31, 2017	-	-	90	31	121

Accumulated amortization:
Balance, December 31, 2015	$-	$-	$-	$8	$8
Amortization	-	2	-	-	2
Disposition of subsidiary (Note 7(a)(ii))	-	(2)	-	(1)	(3)
Foreign currency translation adjustment	-	-	-	-	-
Balance, December 31, 2016	-	-	-	7	7
Amortization	-	-	10	4	14
Write-off	-	-	-	(7)	(7)
Balance, December 31, 2017	-	-	10	4	14

Net book value:
Balance, December 31, 2016	$-	$-	$-	$1	$1
Balance, December 31, 2017	$-	$-	$80	$27	$107